Note 6 - Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Note 6 - Common Stock [Line Items]
Stockholders' Equity Note Disclosure [Text Block]

6. Common Stock

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.00001 per share. As of September 30, 2013, the Company had 11,770,583 outstanding shares of common stock.

Stockholders of record are entitled to one vote for each share of common stock held on all matters to be voted on. Stockholders are entitled to receive ratable dividends when, as and if declared, by the Company’s Board of Directors out of funds legally available. In the event of a liquidation, dissolution, or winding up of the Company, stockholders are entitled to share ratably in all assets remaining available for distribution after payment of all liabilities of the Company, and after all provisions are made for each class of stock, if any, having preference over the common stock, Common stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the Company’s common stock.

6. Common Stock

The Company has authorized, issued and outstanding 1,000,000 shares of Class L Common Stock, par value of $0.01 per share. Each share of Class L Common Stock accrues a quarterly dividend equal to 10% of each share’s unreturned original cost plus unpaid accrued dividends. The accrued dividends are recorded and payable when, as and if declared out of the funds of the Company legally available. At January 31, 2013, no accrued dividends had been declared payable. All holders of Class L Common Stock are entitled to one vote per share on all matters to be voted on by the Company’s shareholders.

If and when distributions are declared, the holders of Class L Common Stock are entitled to receive all unpaid dividends and the full amount of their unreturned original cost before distributions are made to any other shareholder. After the holders of Class L Common Stock have received all unpaid dividends and their unreturned original cost, all holders of Common Stock as a group shall be entitled to receive the remaining portion of such distribution ratably among such holders based upon the number of all common shares held by each shareholder at the time of such distribution. As a result of the above provisions, the holders of Class L Common Stock would be allocated $10.1 million, $8.3 million and $6.6 million of unaccrued dividends as of January 31, 2013, 2012 and 2011, respectively, in the event of a distribution in addition to the unreturned cost of $10.0 million.

The Company has authorized 200,000 shares of Class A Non-Voting Common Stock, par value of $0.01 per share, with 68,889 shares issued and outstanding. The Company has sold 68,889 shares of the Class A Non-Voting Stock to certain executives at a price of $2.3274 per share. The Class A Non-Voting shares are restricted and all 68,889 shares outstanding were vested as of January 31, 2012. In return for the shares, the executives delivered promissory notes in the aggregate initial principal amount of $258,600. In the event of default, the notes provide recourse to the general assets of the executives and management intends to enforce this provision if needed. The outstanding principal amount of the notes, plus all accrued and unpaid interest, is due on the eighth anniversary of the date of issuance. The notes receivable associated with these restricted stock certificates are reflected as a component of stockholders’ equity. The owners of the Class A Non-Voting Common Stock do not have voting rights, directly or indirectly, and do not currently have any distributions allocated to them as a result of the dividend provisions associated with the Class L Common Stock as described above. During 2012, the Company authorized the repurchase of 27,811 Class A common shares in the amount of $64,648. In conjunction with the repurchase, promissory notes with a value of $76,236 were cancelled.

The Company has also authorized 200,000 shares of Class A Voting Common Stock, par value of $0.01 per share. All holders of the Class A Voting Common Stock are entitled to one vote per share on all matters to be voted on by the Company’s shareholders. No shares of Class A Voting Stock were issued or outstanding at January 31, 2013.

The Company has a capital structure that includes more than one class of common stock with differing dividend rates that participate in dividends with common shareholders and therefore the “two-class” method of computing net income per share must be utilized.  The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.

Common Stock [Member]
Note 6 - Common Stock [Line Items]
Stockholders' Equity Note Disclosure [Text Block]

14. Public Offering of Common Stock

In August 2013, the Company completed a public offering of 5,365,000 shares of its common stock at a public offering price of $8.00 per share less the underwriters’ discount of $0.56 per share. The Company received net proceeds of approximately $39.1 million, after deducting underwriting discounts and commissions and direct offering expenses payable by the Company. The Company used $10 million of the net proceeds of the offering to prepay a portion of its outstanding senior indebtedness, and expects to use the remaining net proceeds from the offering for general corporate purposes, which may include the prepayment of additional indebtedness, the funding of growth initiatives in sales and marketing, capital expenditures, working capital and/or strategic acquisitions. The Company has no current agreements or commitments with respect to any strategic acquisition.